Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Schedule of redeemable ordinary shares and non-redeemable ordinary shares

	Three Months Ended		Three Months Ended
	December 31, 2022		December 31, 2021
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Numerator
Allocation of net loss	$383,977	$102,672	$(129,776)	$(39,788)
Denominator
Weighted average shares outstanding	11,500,000	3,075,000	9,777,174	2,997,554
Basic and diluted net loss per share	$0.03	$0.03	$(0.01)	$(0.01)

			For the Period from
			February 23,
			2021
	For the year ended		(Inception)
	September 30,		Through
	2022		September 30, 2021
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Numerator
Allocation of net loss	$(2,347,521)	(648,198)	$—	$(14,946)
Denominator
Weighted average shares outstanding	11,065,753	3,055,479	—	2,700,000
Basic and diluted net loss per share	$(0.21)	(0.21)	$—	$(0.01)